Lease (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Aug. 31, 2021	Aug. 31, 2021
Leases [Abstract]
Operating lease cost	$ 39,401	$ 79,952
Lease payments	$ 0	$ 127,205